Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.67%
Application Software–5.35%
Nuance Communications, Inc.(b)	566,070	$15,482,015
Auto Parts & Equipment–2.48%
BorgWarner, Inc.	196,144	7,178,870
Automotive Retail–3.05%
Penske Automotive Group, Inc.(b)	197,228	8,839,759
Cable & Satellite–5.24%
Liberty Broadband Corp., Class A(b)	112,322	15,164,593
Commodity Chemicals–1.39%
Chemtrade Logistics Income Fund (Canada)(c)	1,045,784	4,028,703
Communications Equipment–5.48%
CommScope Holding Co., Inc.(b)	1,710,008	15,868,874
Consumer Finance–7.99%
Encore Capital Group, Inc.(b)	633,860	23,154,906
Data Processing & Outsourced Services–17.29%
Alliance Data Systems Corp.	269,643	11,961,364
Equiniti Group PLC (United Kingdom)(d)	7,417,705	12,465,982
Global Payments, Inc.	72,448	12,897,193
Sabre Corp.	1,685,915	12,745,517
		50,070,056
Diversified Support Services–1.13%
Performant Financial Corp.(b)(e)	5,527,196	3,261,046
Home Furnishings–8.20%
Tempur Sealy International, Inc.(b)	293,552	23,763,034
Home Improvement Retail–5.68%
Floor & Decor Holdings, Inc., Class A(b)	249,598	16,448,508
Homebuilding–5.52%
NVR, Inc.(b)	4,068	15,987,850
IT Consulting & Other Services–2.18%
Booz Allen Hamilton Holding Corp.	77,066	6,300,917
Life Sciences Tools & Services–7.69%
Charles River Laboratories International, Inc.(b)	111,908	22,268,573
Shares		Value
Office Services & Supplies–4.30%
Interface, Inc.	1,559,103	$12,441,642
Oil & Gas Storage & Transportation–3.81%
GasLog Ltd. (Monaco)	3,778,296	11,032,624
Real Estate Services–4.99%
Colliers International Group, Inc. (Canada)	267,453	14,466,363
Specialty Chemicals–2.35%
Axalta Coating Systems Ltd.(b)	307,057	6,816,665
Technology Distributors–5.55%
Insight Enterprises, Inc.(b)	322,682	16,082,471
Total Common Stocks & Other Equity Interests (Cost $299,810,217)		288,657,469
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(e)(f)	644,467	644,467
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(e)(f)	367,391	367,611
Invesco Treasury Portfolio, Institutional Class, 0.07%(e)(f)	736,534	736,534
Total Money Market Funds (Cost $1,748,273)		1,748,612
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $301,558,490)		290,406,081
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.34%
Invesco Private Government Fund, 0.06%(e)(f)(g)	2,905,014	2,905,014
Invesco Private Prime Fund, 0.15%(e)(f)(g)	968,144	968,338
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,873,352)		3,873,352
TOTAL INVESTMENTS IN SECURITIES–101.61% (Cost $305,431,842)		294,279,433
OTHER ASSETS LESS LIABILITIES—(1.61)%		(4,669,655)
NET ASSETS–100.00%		$289,609,778

See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented 4.30% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,788,942	$25,878,469	$(28,022,944)	$-	$-	$644,467	$10,984
Invesco Liquid Assets Portfolio, Institutional Class	1,992,129	18,484,621	(20,109,149)	335	(325)	367,611	11,018
Invesco Treasury Portfolio, Institutional Class	3,187,362	29,575,394	(32,026,222)	-	-	736,534	12,056
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,100,825	(2,195,811)	-	-	2,905,014	156
Invesco Private Prime Fund	-	1,776,091	(807,795)	-	42	968,338	116
Investments in Other Affiliates:
Performant Financial Corp.	5,693,012	-	-	(2,431,966)	-	3,261,046	-
Total	$13,661,445	$80,815,400	$(83,161,921)	$(2,431,631)	$(283)	$8,883,010	$34,330

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$276,191,487	$12,465,982	$—	$288,657,469
Money Market Funds	1,748,612	3,873,352	—	5,621,964
Total Investments	$277,940,099	$16,339,334	$—	$294,279,433
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Companies Fund